Document and Entity Information	Feb. 20, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 20, 2026
Entity Registrant Name	ECOLAB INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9328
Entity Tax Identification Number	41-0231510
Entity Address, Address Line One	1 Ecolab Place
Entity Address, City or Town	Saint Paul
Entity Address State Or Province	MN
Entity Address, Postal Zip Code	55102
City Area Code	800
Local Phone Number	232-6522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000031462
Amendment Flag	false